Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2018	2017
Other receivables	$557,401	$195,397
Deposits	1,402,522	889,186
Others	-	346
Total other current assets	$1,959,923	$1,084,929